Carillon Chartwell Small Cap Growth Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 89.2%	Shares	Value
Aerospace & Defense - 2.1%
AAR Corp. (a)	6,734	$377,037
AeroVironment, Inc. (a)	3,813	454,471
		831,508

Automobile Components - 0.8%
Modine Manufacturing Co. (a)	4,153	318,743

Banks - 7.1%
Axos Financial, Inc. (a)	6,446	415,896
Columbia Banking System, Inc.	15,727	392,231
First Horizon Corp.	35,000	679,700
Pinnacle Financial Partners, Inc.	6,040	640,482
Wintrust Financial Corp.	5,667	637,311
		2,765,620

Biotechnology - 8.1%
ADMA Biologics, Inc. (a)	28,139	558,278
BridgeBio Pharma, Inc. (a)	6,709	231,930
Immunovant, Inc. (a)	6,446	110,162
Insmed, Inc. (a)	5,451	415,857
Merus NV (a)	3,041	127,996
Natera, Inc. (a)	7,637	1,079,948
Vera Therapeutics, Inc. (a)	7,105	170,662
Viking Therapeutics, Inc. (a)	10,037	242,393
Xenon Pharmaceuticals, Inc. (a)	6,432	215,794
		3,153,020

Broadline Retail - 1.7%
Ollie's Bargain Outlet Holdings, Inc. (a)	5,651	657,550

Chemicals - 1.0%
Avient Corp.	10,358	384,903

Construction & Engineering - 4.2%
Comfort Systems USA, Inc.	1,973	635,957
Dycom Industries, Inc. (a)	2,298	350,077
Primoris Services Corp.	6,137	352,325
Sterling Infrastructure, Inc. (a)	2,569	290,837
		1,629,196

Electrical Equipment - 0.8%
Powell Industries, Inc.	1,942	330,781

Electronic Equipment, Instruments & Components - 5.0%
Coherent Corp. (a)	6,778	440,163
Fabrinet (a)	2,706	534,462
Itron, Inc. (a)	6,473	678,112
Powerfleet, Inc. NJ (a)	57,188	313,962
		1,966,699

Energy Equipment & Services - 2.1%
Aris Water Solutions, Inc. - Class A	13,595	435,584
Solaris Energy Infrastructure, Inc.	17,435	379,385
		814,969

Financial Services - 0.6%
Walker & Dunlop, Inc.	2,641	225,436

Health Care Equipment & Supplies - 10.5%
Glaukos Corp. (a)	1,910	187,982
ICU Medical, Inc. (a)	2,820	391,585
Integer Holdings Corp. (a)	5,140	606,571
Lantheus Holdings, Inc. (a)	8,068	787,437
LeMaitre Vascular, Inc.	4,806	403,224
Merit Medical Systems, Inc. (a)	16,173	1,709,648
		4,086,447

Health Care Providers & Services - 4.0%
GeneDx Holdings Corp. (a)	9,048	801,336
HealthEquity, Inc. (a)	3,877	342,610
RadNet, Inc. (a)	8,597	427,443
		1,571,389

Health Care Technology - 0.9%
Waystar Holding Corp. (a)	9,886	369,341

Hotel & Resort REITs - 1.7%
Ryman Hospitality Properties, Inc.	7,364	673,364

Hotels, Restaurants & Leisure - 3.3%
Boyd Gaming Corp.	7,123	468,907
Caesars Entertainment, Inc. (a)	13,855	346,375
Churchill Downs, Inc.	1,878	208,589
Dutch Bros, Inc. - Class A (a)	4,224	260,790
		1,284,661

Household Durables - 1.0%
Installed Building Products, Inc.	2,272	389,557

Independent Power and Renewable Electricity Producers - 0.6%
Talen Energy Corp. (a)	1,188	237,208

Insurance - 1.8%
Skyward Specialty Insurance Group, Inc. (a)	13,651	722,411

Machinery - 1.4%
Crane Co.	2,734	418,794
Terex Corp.	3,203	121,010
		539,804

Media - 0.6%
Magnite, Inc. (a)	20,599	235,035

Metals & Mining - 0.5%
Carpenter Technology Corp.	1,070	193,863

Oil, Gas & Consumable Fuels - 2.7%
Gulfport Energy Corp. (a)	2,827	520,564
Matador Resources Co.	10,527	537,824
		1,058,388

Personal Care Products - 2.1%
BellRing Brands, Inc. (a)	10,837	806,923

Pharmaceuticals - 3.7%
Amneal Pharmaceuticals, Inc. (a)	35,035	293,593
ANI Pharmaceuticals, Inc. (a)	5,753	385,163
Axsome Therapeutics, Inc. (a)	4,951	577,435
Evolus, Inc. (a)	14,914	179,416
		1,435,607

Professional Services - 2.2%
ExlService Holdings, Inc. (a)	11,312	534,040
Parsons Corp. (a)	5,244	310,497
		844,537

Semiconductors & Semiconductor Equipment - 5.9%
Camtek Ltd.	4,287	251,347
Credo Technology Group Holding Ltd. (a)	6,319	253,771
MACOM Technology Solutions Holdings, Inc. (a)	8,888	892,177
Power Integrations, Inc.	3,846	194,223
Rambus, Inc. (a)	13,413	694,458
		2,285,976

Software - 5.9%
AvePoint, Inc. (a)	34,477	497,848
Clearwater Analytics Holdings, Inc. - Class A (a)	17,624	472,323
CommVault Systems, Inc. (a)	3,054	481,799
Gitlab, Inc. - Class A (a)	4,587	215,589
Tenable Holdings, Inc. (a)	6,314	220,864
The Descartes Systems Group, Inc. (a)	4,270	430,544
		2,318,967

Specialty Retail - 1.3%
Burlington Stores, Inc. (a)	1,325	315,787
Foot Locker, Inc. (a)	12,389	174,685
		490,472

Trading Companies & Distributors - 5.6%
Applied Industrial Technologies, Inc.	3,796	855,391
FTAI Aviation Ltd.	5,218	579,354
Herc Holdings, Inc.	2,721	365,349
McGrath RentCorp	3,437	382,882
		2,182,976
TOTAL COMMON STOCKS (Cost $32,811,485)		34,805,351

TOTAL INVESTMENTS - 89.2% (Cost $32,811,485)		34,805,351
Other Assets in Excess of Liabilities - 10.8%		4,215,247
TOTAL NET ASSETS - 100.0%		$39,020,598
two		–%

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Carillon Chartwell Small Cap Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$34,805,351	$–	$–	$34,805,351
Total Investments	$34,805,351	$–	$–	$34,805,351

Refer to the Schedule of Investments for further disaggregation of investment categories.